Finance leases	12 Months Ended
Dec. 31, 2018
Finance leases
Finance leases

The notes included in this section focus on instruments that are held at amortised cost arising from the Barclays Bank Group’s retail and wholesale lending including loans and advances, deposits and finance leases. Details regarding the Barclays Bank Group’s liquidity and capital position can be found on pages 00 to 00.

Finance lease receivables

Finance lease receivables are included within loans and advances at amortised cost. The Barclays Bank Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business customers.

	2018				2017
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group	-	-	-	-
Not more than one year	1,333	(110)	1,223	86	1,130	(91)	1,039	69
Over one year but not more than five years	2,012	(171)	1,841	148	1,750	(135)	1,615	156
Over five years	381	(44)	337	22	284	(32)	252	21
Total	3,726	(325)	3,401	256	3,164	(258)	2,906	246

The impairment allowance for uncollectable finance lease receivables amounted to £87m (2017: £57m).

Finance lease liabilities

The Barclays Bank Group leases items of property, plant and equipment on terms that meet the definition of finance leases. Finance lease liabilities are included within Note 25.

As at 31 December 2018, the total future minimum payments under finance leases were £4m (2017: £3m). The carrying amount of assets held under finance leases was £3m (2017: £3m).